Summary of significant accounting policies - Impairment of Long-Lived Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Tangible asset impairment charges	$ 0	$ 0	$ 0